Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	FEDERAL INCOME TAX STATUSThe Plan obtained its latest determination letter on February 17, 2016, in which the Internal Revenue Service (“IRS”) determined that the Plan’s terms at the time of the determination letter application were in compliance with applicable requirements of the IRC and therefore, is exempt from taxation. In December 2016, the IRS began publishing a Required Amendments List (“List”) for individually designed plans that specifies changes in qualification requirements. The List is published annually and requires plans to be amended for each item on the List, as applicable, to retain their tax exempt status. The Plan has been amended since receiving the determination letter, however, the Plan administrator believes the Plan is currently designed and being operated in compliance with applicable requirements of the IRC. Therefore, no provision of income taxes has been included in the Plan’s financial statements.